Commitments and contingencies	6 Months Ended	12 Months Ended
	May 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Commitments and contingencies

NOTE 6. COMMITMENTS

Registration Rights

The holders of the Founder Shares, the representative shares, Private Placement Warrants (including component securities contained therein) and warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans, any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and any Class A ordinary shares and warrants (and underlying Class A ordinary share) that may be issued upon exercise of the warrants as part of the Working Capital Loans and Class A ordinary share issuable upon conversion of the Founder Shares, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary share). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to an additional 1,500,000 units to cover over-allotments. This option was exercised on the date of the Initial Public Offering, April 18, 2022.

The underwriters were paid a cash underwriting discount of 1% of the gross proceeds, which aggregated to $1,150,000 at the Initial Public Offering. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO, which aggregates to $4,025,000, upon the completion of the Company’s initial Business Combination.

Business Combination Agreement

On May 7, 2023, the Company, entered into a definitive Business Combination Agreement (the “Agreement”) with Allrites Holdings Pte Ltd., a Singapore private company limited by shares, (“Allrites”), and Meta Gold Pte. Ltd., a Singapore exempt private company limited by shares, in its capacity as the representative for the shareholders of Allrites. The transactions contemplated by the Agreement are hereinafter referred to as the “Business Combination.”

Allrites Share Recapitalization

Immediately prior to the closing of the Business Combination (the “Closing”), but contingent upon the Closing, Allrites will effect a capital restructuring whereby (i) each then outstanding (A) Allrites restricted ordinary share, (B) Allrites non-voting share, (C) Allrites preference share, and (D) Allrites option, will become vested and exercisable and will convert into Allrites Ordinary Shares, and (ii) any retained shares (including the shares received from the exercise of all Allrites options) will be converted into Company Ordinary Shares, and (iii) each of the Allrites option holders will (a) exercise each of their options for Allrites Ordinary Shares and (b) retain such Allrites Ordinary Shares received upon exercise of the Options, as well as the remaining Allrites Ordinary Shares.

Exchange Consideration

As consideration for the Business Combination, subject to the terms and conditions set forth in the Agreement, and contingent upon the Closing, Allrites shareholders collectively shall be entitled to receive from the Company, in the aggregate, 9,200,000 Company Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value equal to ninety-two million and no/100s dollars ($92,000,000). Each Allrites shareholder shall be entitled to receive the amount of Company Class A Ordinary Shares in accordance with the Agreement (the “Exchange”). Following the Exchange, the Allrites shareholders will become shareholders of the Company and Allrites will continue as a wholly owned subsidiary of the Company. Each Allrites shareholder, upon receiving the Company Class A Ordinary Shares, will cease to have any other rights in and to shares of Allrites.

As additional consideration for the Business Combination, subject to certain conditions, if Allrites’ recurring revenue recognized solely from the sale of products and services to its contracted subscription customer base in accordance with GAAP measured for each of the first two fiscal years following Closing (each, an “Earnout Period”) exceeds the thresholds of $12,000,000 for the first Earnout Period and $20,000,000 for the second Earnout Period, the Company will issue to the Allrites shareholders: (i) in connection with the first Earnout Period, if earned and payable, 800,000 Company Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $8,000,000; and (ii) in connection with the second Earnout Period, if earned and payable, 1,000,000 Company Class A Ordinary Shares, valued at $10.00 per share, for an aggregate value of $10,000,000. If the recurring revenue for the first Earnout Period fails to meet or exceed the Earnout Threshold but the recurring revenue for the second Earnout Period meets or exceeds the Earnout Threshold for the second Earnout Period, the Company shall issue to the Allrites shareholders both the First Earnout and the Second Earnout.

Termination and Break-Up Fee

The Agreement may be terminated under certain customary and limited circumstances at any time prior to the Closing. If the Agreement is terminated, all further obligations of the parties related to public announcements, confidentiality, fees and expenses, trust account waiver, termination and general provisions under the Agreement will terminate and will be of no further force and effect, and no party to the Agreement will have any further liability to any other party thereto except for liability for certain fraud claims or for willful breach of the Agreement prior to the termination.

The Agreement may be terminated at any time prior to the Closing by either the Company or Allrites if the Closing has not occurred on or prior to July 18, 2023 (the “Business Combination Deadline”) unless the Company, at its election, receives shareholder approval for a charter amendment to extend the term it has to consummate a business combination (“Extension Option”), for an additional six months for the Company to consummate a business combination pursuant to the charter amendment. A party is not entitled to terminate the Agreement if the failure of the Closing to occur by such date was caused by or the result of a breach of the Agreement by such party.

The Agreement may also be terminated under certain other customary and limited circumstances prior the Closing, including, among other reasons: (i) by mutual written consent of the Company and Allrites; (ii) by either the Company or Allrites if a governmental authority of competent jurisdiction has issued an order or taken any other action permanently restraining, enjoining or otherwise prohibiting the Business Combination, and such order or other action has become final and non-appealable; (iii) by Allrites for the Company’s material uncured breach of the Agreement, if the breach would result in the failure of the related Closing condition; (iv) by the Company for the material uncured breach of the Agreement by Allrites, if the breach would result in the failure of the related Closing condition; (v) by the Company if there has been a Company Material Adverse Effect with respect to Allrites since the date of the Agreement, which is uncured and continuing; or (vi) by either the Company or Allrites if the Company holds an extraordinary general meeting of its shareholders to approve the Agreement and the Business Combination and such approval is not obtained.

In the event the Agreement is terminated, the terminating party shall pay $5,000,000 to the non-terminating party, within three business days, by wire transfer of immediately available funds to an account specified by the non-terminating party, as liquidated damages.

Subscription Agreements

In connection with entry into the Agreement, the Company may enter into subscription agreements with certain accredited investors (the “Subscription Agreements”), pursuant to which such investors would subscribe for Company Class A Ordinary Shares and/or any combination of Allrites; Preference Shares that are convertible into Company Class A Ordinary Shares, or warrants, options or rights that are exercisable for Company Class A Ordinary Shares at the Closing of the Business Combination, all in an aggregate amount equal on a fully-diluted basis to one million (1,000,000) Class A Ordinary Shares (the “Pool Shares”). The Pool Shares would be issued for purposes that are mutually reasonably acceptable to the Company and Allrites and pursuant to Subscription Agreements and other related private placement documents.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the terms and conditions of the Subscription Agreements entered into from time-to-time.

Share Exchange Agreement

At the Closing, each Allrites shareholder and AFAR, will enter into a Share Exchange Agreement for the purpose of issuing the Exchange Consideration to each of the Allrites shareholders that transfer the Allrites ordinary shares, providing for the exchange of that Allrites shareholder’s Allrites shares for Company Class A Ordinary Shares.

The foregoing description of the Share Exchange Agreement does not purport to be complete and is qualified in its entirety by the terms and conditions of the form of Share Exchange Agreement.

NOTE 6. COMMITMENTS

Registration Rights

The holders of the Founder Shares, the representative shares, Private Placement Warrants (including component securities contained therein) and warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans, any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and any Class A ordinary shares and warrants (and underlying Class A ordinary share) that may be issued upon exercise of the warrants as part of the Working Capital Loans and Class A ordinary share issuable upon conversion of the Founder Shares, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary share). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to an additional 1,500,000 units to cover over-allotments. This option was exercised on the date of the Initial Public Offering, April 18, 2022.

The underwriters were paid a cash underwriting discount of 1% of the gross proceeds, which aggregated to $1,150,000 at the Initial Public Offering. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO, which aggregates to $4,025,000, upon the completion of the Company’s initial Business Combination.

Allrites Holdings Pte Ltd And Subsidiaries [Member]
Commitments and contingencies

Note 13 — Commitments and contingencies

Other Legal Matters

From time to time in the ordinary course of business, the Company may be subject to various claims, charges, and litigation. At December 31, 2022, the Company did not have any pending claims, charges or litigation that were expected to have a material adverse impact on its financial position, results of operations or cash flows.